Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum lease payments under noncancelable operating leases
Future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables as of September 30, 2021, are as follows:

FOR THE YEARS ENDED DECEMBER 31,
2021 (remaining 3 months)	$1,899
2022	7,646
2023	6,418
2024	1,687
2025	565
Thereafter	402

Total minimum lease payments	$18,617

A summary of the Company’s future minimum lease payments under noncancelable operating leases, excluding tenant improvement payables, as of December 31, 2020, are as follows:

FOR THE YEAR ENDED DECEMBER 31,
2021	$3,436
2022	6,108
2023	4,879
2024	655
2025	405
Thereafter	402

$15,885

Summary of future minimum payments under these capital lease arrangements
The Company leases certain laboratory equipment under capital lease agreements with fixed payments due through December 2023. Future minimum payments under these capital lease arrangements as of September 30, 2021, are as follows:

FOR THE YEARS ENDED DECEMBER 31,
2021 (remaining 3 months)	$198
2022	779
2023	330
Thereafter	—

Total minimum lease payments	$1,307
Less: amount representing interest	160

Present value of obligations under capital leases	1,147

Future minimum lease payments under the capital lease agreements as of December 31, 2020, together with the present value of the minimum lease payments are as follows:

FOR THE YEAR ENDED DECEMBER 31,
2021	$839
2022	779
2023	330
Thereafter	—

Total minimum lease payments	$1,948
Less: amount representing interest	(323)

Present value of minimum lease payments	$1,625